Acquisition of Subsidiaries	12 Months Ended
Jun. 30, 2019
Business Combinations1 [Abstract]
Acquisition of Subsidiaries
Acquisition Of Subsidiaries
Acquisition of Velocity Partners
On 29 December 2017 (the “Acquisition Date”), the Group entered into an Equity Purchase Agreement (“the Purchase Agreement”) pursuant to which the Group acquired all of the issued and outstanding equity of Velocity Partners, LLC (“Velocity Partners”). Velocity Partners is based in Seattle, Washington and provides software development services to clients based in North America. Following the acquisition, 527 employees of Velocity Partners became part of the Group.
The acquisition accounting for the Velocity Partners acquisition was considered final as at 30 June 2018.
Total consideration includes elements of cash, contingent consideration and deferred compensation. Under the Purchase Agreement, there are other amounts that are payable in future periods based on the continued service of certain employees of Velocity Partners. Any amounts based on continued service provided to the post-combination entity have been excluded from consideration and will instead be accounted for as ongoing remuneration. The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Initial cash consideration	28,586
Fair value of deferred consideration	4,198
Fair value of contingent consideration	10,933
Fair value of tax refund consideration	1,170
Total consideration transferred	44,887

Under the Purchase Agreement, the Group paid to the former equity holders of Velocity Partners a cash purchase price of £28.6 million. In addition, the Group recognised a fair value of £4.2 million of deferred consideration attributed to a holdback amount, of which £3.0 million was paid during 2019 and £1.5 million is payable within 18-months of the acquisition date.
The contingent consideration was settled with equity during 2019. The Group measured its contingent consideration liability at fair value (the “contingent equity consideration”). Since the IPO happened on 27 July 2018, the fair value of the contingent consideration has increased because the closing price achieved on IPO was higher than the price valuation used at 30 June 2018. This was recognised in the statement of comprehensive income as a fair value adjustment.
The tax refund consideration of £1.2 million represents the amounts due to the former equity holders of Velocity Partners if we receive certain future tax refunds. As part of Velocity Partner’s closing balance sheet as of the acquisition date, Velocity Partners has recorded a $0.5 million tax receivable for a Washington State tax refund for the periods from 2010-2013 and $1.1 million value-added tax receivable in Argentina, recorded in other receivables. In the instance Velocity Partners receives proceeds under either of these tax refunds, they are owed to the seller as part of the terms of the Equity Purchase Agreement.
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

Fair Value £’000
Intangible asset - Client relationships	15,214
Property, plant and equipment	932
Trade and other receivables	6,045
Cash and cash equivalents	2,341
Trade and other payables	(3,791)
Corporation tax payable	(39)
Deferred tax liability	(27)
Total net assets acquired	20,675

Other than intangible assets, there were no differences between the fair values and the book values of net assets acquired at acquisition.
Intangible assets subject to valuation include customer relationships. Other immaterial intangibles assets that exist include the Velocity Partners trade name and a non-compete agreement. The multi period excess earnings method (“MPEEM”) was applied to determine the fair value of the customer relationship intangible asset. The fair value determined under this approach is a function of the following: (1) future revenues expected to be generated by these assets and the profitability of these assets; (2) identification of the contribution of other tangible and intangible assets to the cash flows of these assets to apply an appropriate capital charge against the cash flows; and (3) determination of the appropriate risk-adjusted discount rate to calculate the present value of the stream of anticipated cash flows.
An estimate was made by the Group regarding the amount of future revenues that could be attributed to Velocity Partners’ customers that existed as of the acquisition date. This revenue projection was based on recurring revenue from existing customers prior to any customer attrition. As the estimate of fair value for the customer related asset is based on MPEEM, consideration was given to contributions to earnings from “contributory assets” other than customer relationships, in order to isolate the cash flows attributable to the customer related asset inclusive of other assets. The after-tax residual cash flows attributable to existing customers were adjusted for attrition and discounted to a present value. The fair value of the assembled workforce acquired is included in the amount initially recorded as goodwill.
Deferred Tax
The deferred tax liability at acquisition on the customer relationship was zero as the tax base at the date of acquisition was equal to the carrying value. Over time, a temporary difference will arise and applicable U.S. tax rates will be applied to arrive at the deferred tax balance.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	44,887
Fair value of identifiable net assets	(20,675)
Goodwill	24,212

Goodwill relates to the benefit of expected synergies, future market development (including future growth potential from new clients) and the possibility of innovation and expansion by utilising a larger workforce. These benefits are not recognised separately from goodwill as they do not meet the recognition criteria for identifiable intangible assets.
Revenue and Profit of Velocity Partners from Acquisition Date to 30 June 2018

£’000
Revenue	15,281
Profit	2,635
Revenue and Profit of Velocity Partners for the reporting period ended 30 June 2018 (had the acquisition occurred at the beginning of the reporting period)

£’000
Revenue	30,383
Profit	4,327

Acquisition Related Costs

£’000
Legal and professional fees	1,233

Acquisition of ISDC
On 2 September 2016, the Group acquired 100% of ISDC voting rights and obtained control of ISDC. ISDC conducts its operations in the Netherlands, Romania and Bulgaria. Following the acquisition, 286 employees of ISDC became part of the Group.
Consideration Transferred
The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Cash	8,862
Total consideration transferred	8,862

Identifiable Assets Acquired and Liabilities Assumed
The fair value of assets acquired and liabilities assumed on the date of the acquisition were as follows:

Fair Value £’000
Client relationships	4,301
Property, plant and equipment	323
Trade and other receivables	1,739
Cash and cash equivalents	768
Trade and other payables	(648)
Other taxation and social security	(430)
Corporation tax payable	(17)
Borrowings	(196)
Other liabilities	(103)
Deferred tax liability	(1,075)
Total net assets acquired	4,662

Measurement of fair values
Intangible assets
The multi-period excess earnings method (“MEEM”) was applied to determine the fair value of intangibles.
Excess earnings are determined from the projected financial statements through the difference between the after tax operating profit to the existing clients and the required cost of invested capital (“CAC”) on all the other supporting assets (tangible and intangible). The value of the subject intangible asset corresponds to the present value of these excess earnings over the expected remaining useful life of the asset.
The CAC consists of a charge intended to ensure that the residual income stream only relates to the subject intangible asset to be valued, profits generated from sales to a client cannot be ascribed solely to the client itself. To generate sales, other assets (such as fixed assets, working capital and other intangible assets) all contribute to the performance of the acquired business.
Contributory assets charges are valued prior to the client relationships valuation so that the expected CAC on these assets can be computed and deducted from the flows considered.
Intangible assets subject to valuation include client relationships. Client relationships were not accounted for by the acquired business, as it developed them internally and charged the related costs to expense.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	8,862
Fair value of identifiable net assets	(4,662)
Goodwill	4,200

Goodwill relates to the benefit of expected synergies, future market development and the assembled workforce. These benefits are not recognised separately from goodwill as they do not meet the recognition criteria for identifiable intangible assets.
Revenue and Profit of ISDC From Acquisition Date to 30 June 2017

£’000
Revenue	10,338
Profit	1,398
Revenue and Profit of ISDC for 2017 Reporting Period (had the acquisition occurred at the beginning of the reporting period)

£’000
Revenue	12,262
Profit	1,589

Acquisition Related Costs

£’000
Legal and professional fees	550